Share-Based Payments - Summary Of Reconciliation Of Stock Options Outstanding (Detail) - Equity Settled Performance Share Plan [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Outstanding at the beginning of the year	1,261,581	1,508,855
Granted during the year	66,879	4,106
Vested during the year	(222,945)	(134,474)
Forfeited during the year	(57,727)	(116,906)
Outstanding at the end of the year	1,047,788	1,261,581